Franchise Arrangements (Schedule Of Future Minimum Rent Payments Under Franchised Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Franchise Arrangements [Line Items]
2015	$ 20,016
2016	18,773
2017	17,734
2018	16,514
2019	14,640
Thereafter	80,168
Total	167,845
Owned Sites [Member]
Franchise Arrangements [Line Items]
2015	7,284
2016	7,110
2017	6,923
2018	6,527
2019	5,352
Thereafter	28,467
Total	61,663
Leased Sites [Member]
Franchise Arrangements [Line Items]
2015	12,732
2016	11,663
2017	10,811
2018	9,987
2019	9,288
Thereafter	51,701
Total	$ 106,182